Simplify Propel Opportunities ETF
Schedule of Investments
September 30,2024 (Unaudited)
1
Shares Value
Common Stocks – 73.1%
Communication Services – 4.6%
Telesat Corp.* ............................................................ 365,781 $ 4,817,336
Health Care – 68.5%
Abeona Therapeutics, Inc.* .................................................. 408,584 2,582,251
Achieve Life Sciences, Inc.* ................................................. 217,845 1,032,585
Akero Therapeutics, Inc.* ................................................... 228,454 6,554,345
Applied Therapeutics, Inc.* .................................................. 2,817,505 23,948,792
Ardelyx, Inc.* ............................................................. 689,364 4,749,718
Athira Pharma, Inc.* ....................................................... 1,492,792 665,785
Avidity Biosciences, Inc.* ................................................... 125,000 5,741,250
Chinook Therapeutics, Inc.* ................................................. 25,000 9,750
Eiger BioPharmaceuticals, Inc.* .............................................. 90,000 765,000
Kura Oncology, Inc.* ....................................................... 80,000 1,563,200
Kymera Therapeutics, Inc.* .................................................. 30,515 1,444,275
MAAT Pharma Saca* ...................................................... 2,397 19,798
Madrigal Pharmaceuticals, Inc.* .............................................. 23,294 4,943,453
Phathom Pharmaceuticals, Inc.* .............................................. 521,935 9,436,585
Syndax Pharmaceuticals, Inc.* ............................................... 80,000 1,540,000
TScan Therapeutics, Inc.* ................................................... 1,046,916 5,213,642
Verrica Pharmaceuticals, Inc.* ............................................... 200,000 290,000
Zevra Therapeutics, Inc.* ................................................... 120,000 832,800
71,333,229
Total Common Stocks (Cost $56,033,161) .......................................... 76,150,565
Principal
U.S. Treasury Bills – 35.4%
U.S. Treasury Bill, 4.71%, 10/22/2024(a)
(Cost $36,900,288) ...................................................... $ 37,000,000 36,897,857
Shares
Limited Partnership – 22.6%
Energy – 22.6%
Plains GP Holdings LP, Class A*
(Cost $16,999,399) ...................................................... 1,272,360 23,538,660
Principal
Corporate Bonds – 3.3%
Communications – 3.3%
Telesat Canada / Telesat LLC, 5.63%, 12/6/2026, 144A(b) ......................... $ 2,700,000 1,296,125
Telesat Canada / Telesat LLC, 6.50%, 10/15/2027, 144A(b) ........................ 6,124,000 2,062,630
Total Corporate Bonds (Cost $4,913,407) ........................................... 3,358,755
Total Investments – 134.4%
(Cost $114,846,255) ........................................................... $ 139,945,837
Liabilities in Excess of Other Assets – (34.4)% ........................................ (35,782,393)
Net Assets – 100.0% ............................................................ $ 104,163,444
* Non Income Producing
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased)
subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid.
Total fair value of Rule 144A securities amounts to $3,358,755, which represents 3.3% of net assets as of September 30, 2024.

Simplify Propel Opportunities ETF
Schedule of Investments
(Continued)
September 30,2024 (Unaudited)
2
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
Summary of Investment Type††
Investment Categories % of Net Assets
Common Stocks .............................................................................. 73.1%
U.S. Treasury Bills ............................................................................. 35.4%
Limited Partnership ............................................................................ 22.6%
Corporate Bonds .............................................................................. 3.3%
Total Investments ............................................................................. 134.4%
Liabilities in Excess of Other Assets ............................................................... (34.4)%
Net Assets .................................................................................. 100.0%